BEA Strategic Global Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.          Suzanne E. Moran
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
Prof. Enrique R. Arzac          Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
Lawrence J. Fox                 Michael A. Pignataro
DIRECTOR                        SECRETARY
James S. Pasman, Jr.            Wendy S. Setnicka
DIRECTOR                        VICE PRESIDENT
Richard J. Lindquist            AND TREASURER
PRESIDENT AND CHIEF INVESTMENT  Paul Roselli
OFFICER                         ASSISTANT TREASURER
Gregg M. Diliberto
INVESTMENT OFFICER

--------------------------------------------------------
INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232
--------------------------------------------------------
ADMINISTRATOR
Chase Global Funds Services Co.
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
Phone 1-800-428-8890
--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, New York 10022
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND
REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $1,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan is included at the back of this report.

--------------------------------------------------------------------------------

                     BEA Strategic Global Income Fund, Inc.

--------------------------------------------------------------------------------

                              FIRST QUARTER REPORT
                                 March 31, 1998

BEA STRATEGIC GLOBAL INCOME FUND, INC.

----------
Dear Shareholders:                                                  May 11, 1998

We are pleased to report on the activities of the BEA Strategic Global Income Fund, Inc. ("the Fund") for the quarter ended March 31, 1998 and to discuss our investment strategy.

    At March 31, 1998, the Fund's net asset value ("NAV") was $11.02, compared to an NAV of $10.79 at December 31, 1997. As a result, the Fund's total return (based on NAV and assuming reinvestment of dividends of $0.295 per share) for the period was 5.05%. For the twelve months ended March 31, 1998, the Fund's total return was 17.30% (based on NAV and assuming reinvestment of dividends of $.9175 per share).

    At March 31, 1998, $57.8 million was invested in high yield debt securities; $4.0 million in investment-grade debt securities; $23.3 million in emerging-market debt securities; and the balance of $7.0 million in equity securities. Of the debt securities, the largest concentration (52.19%) was invested in B-rated issues.

THE MARKET

    Despite some volatility during the first quarter, long-term U.S. interest rates ended the period virtually unchanged from where they started. As represented by the yield on the bellwether 30-year Treasury bond, rates began the quarter at 5.92% and ended it at 5.93%.

    Bonds' performance reflected several factors. Perhaps most important was the receding impact of the "Asian Flu" of currency devaluation and widespread weakness in global financial markets, which dominated trading activity in last year's fourth quarter. Investor perceptions regarding any official adjustment of interest rates were mixed, furthermore, thus muting the potential for sustained price movement in either direction. Finally, an unusual coincidence of conflicting economic forces (I.E., the strength of the economy coupled with the simultaneous deflationary wave originating from the problems in Asia) remained intact.

    High yield outperformed the major investment-grade fixed income sectors in this environment. Most investment-grade sectors (E.G., Treasury instruments, corporate bonds, mortgage and asset-backed securities) returned between 1-2% during the quarter, well below the 4.0% generated by the Salomon Smith Barney High-Yield Market Index.

    As we have done for many consecutive quarters now, we note several statistics that attest to the high yield market's extraordinary vibrance. New issuance during the first quarter reached a record $49.7 billion, handily surpassing the previous high of $37.4 billion set in 1997's third quarter. Net new inflows into high yield mutual funds totaled approximately $7.8 billion, more than twice the $3.7 billion recorded in the same period a year ago. The total size of the market grew to a new high of $500 billion, 11% higher than the previous record of $452 billion at year-end 1997. [All data supplied by Chase Securities.]

    Emerging debt markets rebounded from their fourth-quarter woes to reach new highs. The sector posted a strong return from mid-February to the end of March, for several reasons. These included the announcement of an agreement to shore up oil prices by reducing production, which most benefited the bonds of Venezuela, Nigeria, Ecuador and Mexico; the finalization of a restructuring plan for South Korea's commercial bank debt; successful Eurobond issuance by Argentina, Brazil, Mexico and Russia; and rising investor enthusiasm about Russia in early March.

PORTFOLIO REVIEW

    We attribute the Fund's outperformance of the broad high yield market (I.E., the Salomon Smith Barney index) to several factors. These included our success both in weighting industry sectors and selecting individual securities, as well as our meaningful allocation of assets to emerging-market debt, which generated relatively high returns during the quarter.

    Four of our largest industry allocations figured prominently in the Fund's overall return. These included telecommunications, cable and media, gaming and energy.

- Aggregate telecommunications debt issues enjoyed strong quarterly performance, powered by continued expectations of mergers and acquisitions (M&A) activity and good industry growth. The Fund benefited disproportionately, as our telecommunications weighting in the portfolio exceeded that of the broad high yield market.

- In cable and media, we had the good fortune to own private-issue securities in Diva Systems, an exciting company pioneering the provision of "video on demand" services. Diva refinanced these securities during the quarter at terms that were highly profitable to the Fund.

- The gaming sector achieved attractive quarterly returns based on investors' M&A expectations. We are pleased to point out in this context that one of our gaming holdings, Casino Magic, announced in February that it would be acquired by Hollywood Park.

- Energy was weak during the quarter, as the debt and equity securities of oil-related companies were hurt by a downturn in oil and gas prices. Not only did we maintain an underweighting in energy relative to the benchmark, but we also concentrated the Fund's holdings in energy service companies, which did well.

    Within our emerging-market holdings, effective country weightings contributed the most to performance. More specifically, we underweighted Argentina, Venezuela and Ecuador while overweighting Brazil, Russia and Bulgaria. A neutral weighting in Mexico also helped returns.

OUTLOOK

    HIGH YIELD. Our fundamental outlook for the high yield market continues to be quite positive. Investor interest in the market has been rising for some time now and does not appear to be slowing down.

    The key to our view is the unusually favorable macroeconomic climate, which has become widely known as "Goldilocks" (I.E., not too hot, not too cold, just right). In today's Goldilocks scenario, the climate for inflation and interest rates is benign and should remain so for the foreseeable future. With the economy humming along at a moderate yet sustainable pace, there appears to be little risk that inflation will appreciably increase.

    Another plus for high yield is the ongoing strength of corporate M&A activity. As we noted earlier, this trend is an important element in our investment theses for the telecommunications and gaming industries, whose favorable returns have been critical to the Fund's performance over the last few quarters.

    We have not changed the basic components of our strategy. These include a preference for issues with better credit ratings within the high yield sector, and the retention of our largest sector allocations in telecommunications, cable and media, and gaming.

    INTERNATIONAL. In our view, the prospects for emerging debt markets remain attractive. We expect that volatility will persist and the heavy new-issue calendar (notably including $4 billion issued by South Korea in early April) will set the tone for relative spreads in sovereign securities. While Asia continues to exert a critical influence, the commitment to reforms exhibited by most Latin American and Central European nations since the crisis period in late 1997 provides the market with a strong base of support. Any stability in oil prices at current or even higher levels should be favorable for the entire sector.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

   /S/ RICHARD J. LINDQUIST

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

   /S/ WILLIAM W. PRIEST, JR.

William W. Priest, Jr.
CHAIRMAN OF THE BOARD*

    *Richard J. Lindquist, who is a member of the Executive Committee and is an Executive Director of BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to November 21, 1996, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined BEA Associates on May 1, 1995 as a result of BEA's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining BEA Associates, Mr. Lindquist served various offices at CSFBIM beginning in July, 1989. Mr. Lindquist is also President and Chief Investment Officer of BEA Income Fund, Inc.

    William W. Priest, Jr., who is Chairman of the Executive Committee and holds the offices of Executive Director and Chief Executive Officer of BEA Associates joined BEA Associates in 1972. Mr. Priest is Director and President of The Indonesia Fund, Inc., and Director and Chairman of the Board of BEA Income Fund, Inc., The Brazilian Equity Fund, Inc., The Chile Fund, Inc., The Emerging Markets Infrastructure Fund, Inc., The Emerging Markets Telecommunications Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc., The Latin America Investment Fund, Inc. and The Portugal Fund, Inc.

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

MARCH 31, 1998

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
DOMESTIC SECURITIES (73.9%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (63.1%)
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (1.6%)
         Cambridge Industries, Inc.
          Sr. Sub. Notes
          10.25%, 7/15/07                                   N/R       $     250  $   262,187
         Collins & Aikman
          Products Corp.
          Sr. Sub. Notes
          11.50%, 4/15/06                                    B3             250      281,250
         Consorcio G Grupo Dina S.A./ MCII Holdings
          (U.S.A.), Inc.
          Sr. Secured Discount Notes
          Zero Coupon, 11/15/02                             N/R             400      378,000
         Delco Remy International, Inc.
          Gtd. Sr. Sub. Notes
          10.625%, 8/1/06                                    B2             250      275,625
         Oxford Automotive, Inc.
          Gtd. Sr. Sub. Notes
          10.125%, 6/15/07                                 Caa1             250      265,625
                                                                                 -----------
               GROUP TOTAL                                                         1,462,687
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (5.5%)
   (3)(8) Acme Television, L.L.C./
          ACME Financial Corp.
          Gtd. Sr. Discount Notes
          0.00%, 9/30/04                                     B3             500      410,000
      (8) Australis Holdings Pty. Ltd.
          Yankee Sr. Secured
          Discount Notes
          0.00%, 11/1/02                                    N/R             250       57,855
      (8) Australis Media Ltd.
          Yankee Units
          0.00%, 5/15/03                                      C             229       57,213
      (8) Capstar Broadcasting Partners, Inc.
          Sr. Discount Notes
          0.00%, 2/1/09                                     N/R             500      375,000
         Digital Television Services, L.L.C./DTS
          Capital, Inc.
          Gtd. Sr. Sub. Notes
          12.50%, 8/1/07                                     B3             250      286,250
      (8) EchoStar Communications Corp.
          Gtd. Sr. Discount Notes
          0.00%, 6/1/04                                      B2             300      289,875
         Jacor Communications, Inc.
          Sr. Sub. Notes
          8.00%, 2/15/10                                     B2             250      251,562
      (3) Mentus Media Corp.
          Units
          12.00%, 2/1/03                                    N/R             350      350,875
         Pegasus Media & Communications, Inc.
          Series B, Notes
          12.50%, 7/1/05                                     B2             250      286,250

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Sinclair Broadcast Group, Inc.:
          Sr. Sub. Notes
          10.00%, 9/30/05                                    B2       $     300  $   324,750
         Gtd. Sr. Sub. Notes
          8.75%, 12/15/07                                    B2             250      257,500
      (3) Source Media, Inc.
          Gtd. Sr. Secured Notes
          12.00%, 11/1/04                                    B3             250      248,750
      (8) Spanish Broadcasting System, Inc.
          Sr. Notes
          12.50%, 6/15/02                                    B2             250      286,250
   (3)(8) United International Holdings
          Sr. Secured Discount Notes
          0.00%, 2/15/08                                     B3             500      311,875
         Univision Network
          Holding L.P.
          Sub. Notes Zero Coupon,
          12/17/02                                          N/R             573      638,979
         Young Broadcasting, Inc.
          Series B, Gtd. Sr. Sub. Notes:
         9.00%, 1/15/06                                      B2             200      207,500
         8.75%, 6/15/07                                      B2             450      462,375
                                                                                 -----------
               GROUP TOTAL                                                         5,102,859
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.3%)
         Iron Mountain, Inc.
          Sr. Notes
          8.75%, 9/30/09                                     B3             250      258,125
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (6.0%)
         Adelphia
          Communications Corp.
          Series B, Sr. Notes
          8.375%, 2/1/08                                     B3             200      200,500
         CSC Holdings, Inc.
          Sr. Sub. Debentures
          9.825%, 2/13/13                                    B1             250      276,250
         Century
          Communications Corp.
          Sr. Notes
          8.75%, 10/1/07                                    Ba3             250      260,000
         Charter Communications Southeast L.P.
          Series B, Sr. Notes
          11.25%, 3/15/06                                    B3             250      277,500
         Comcast Corp.
          Sr. Sub. Notes
          9.125%, 10/15/06                                  Ba3             250      265,000
      (8) Comcast UK Cable
          Partners Ltd.
          Yankee Sr. Debentures
          0.00%, 11/15/07                                    B2             500      415,000
   (3)(8) DIVA Systems Corp.
          Units
          0.00%, 3/1/08                                     N/R             811      462,270
      (8) Diamond Cable Communications plc
          Yankee Discount Notes
          0.00%, 12/15/05                                  Caa1             500      397,500

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (4) Falcon Holding Group L.P.
          Sr. Sub. Notes
          11.00%, 9/15/03                                    B3       $     215  $   230,939
         Helicon Group L.P.
          Series B, Sr. Secured Notes
          11.00%, 11/1/03                                    B1             200      215,250
         InterMedia Capital Partners IV
          L.P./InterMedia Partners Capital Corp.
          Sr. Notes
          11.25%, 8/1/06                                     B2             250      280,313
         Lenfest Communications, Inc.
          Sr. Sub. Notes
          10.50%, 6/15/06                                    B2             500      570,000
      (8) Marcus Cable Co.
          Sr. Discount Notes
          0.00%, 12/15/05                                    B3             350      318,500
         NTL, Inc.:
      (8) Series B, Sr. Deferred
          Coupon Notes
          0.00%, 2/1/06                                      B3             500      407,500
         Series B, Sr. Notes
          10.00%, 2/15/07                                    B3             250      270,625
         OpTel, Inc.
          Series B, Sr. Notes
          13.00%, 2/15/05                                    B3             250      277,500
         Rifkin Acquisitions Partners L.P.
          Sr. Sub. Notes
          11.125%, 1/15/06                                   B3             250      276,875
      (8) Telewest Communications plc
          Yankee Sr. Sub. Discount Debentures
          0.00%, 10/1/07                                     B1             250      203,750
                                                                                 -----------
               GROUP TOTAL                                                         5,605,272
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.8%)
         Applied Extrusion Technologies, Inc.
          Series B, Sr. Notes
          11.50%, 4/1/02                                     B2             250      267,188
         Huntsman Polymers Corp.
          Sr. Notes
          11.75%, 12/1/04                                    B1             400      446,500
         NL Industries Inc.:
         Sr. Secured Notes
          11.75%, 10/15/03                                   B1             150      166,875
      (8) Sr. Secured Discount Debentures
          0.00%, 10/15/05                                    B2             250      255,625
         Texas Petrochemical Corp.
          Series B, Sr. Sub. Notes
          11.125%, 7/1/06                                    B3             200      220,750
         UCC Investor's Holdings, Inc.
          Sr. Sub. Notes
          11.00%, 5/1/03                                     B2             350      371,000
                                                                                 -----------
               GROUP TOTAL                                                         1,727,938
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.5%)
      (3) American Architectural Products Corp.
          Sr. Notes
          11.75%, 12/1/07                                  Caa1       $     250  $   261,875
         Presley Companies
          Sr. Notes
          12.50%, 7/1/01                                   Caa3             250      241,250
                                                                                 -----------
               GROUP TOTAL                                                           503,125
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.7%)
      (8) Coinstar Inc.
          Sr. Discount Notes
          0.00%, 10/1/06                                    N/R             600      468,750
      (3) Holmes Products Corp.
          Gtd. Sr. Sub. Notes
          9.875%, 11/15/07                                   B3             200      207,000
         Jordan Industries, Inc.
          Series B, Sr. Notes
          10.375%, 8/1/07                                   N/R             225      232,875
         Playtex Products, Inc.
          Series B, Gtd. Sr. Notes
          8.875%, 7/15/04                                    B1             200      207,000
         Renaissance Cosmetics, Inc.
          Gtd. Sr. Notes
          11.75%, 2/15/04                                  Caa2             250      134,375
      (3) Revlon Consumer Products, Inc.
          Series B, Sr. Sub. Notes
          8.625%, 2/1/08                                     B3             250      253,750
         Revlon Worldwide
          (Parent) Corp.
          Series B, Sr. Secured Discount Notes Zero
          Coupon,
          3/15/01                                            B3             300      231,000
         Signature Brands USA, Inc.
          Sr. Sub. Notes
          13.00%, 8/15/02                                    B3             500      551,250
      (2) Town & Country Corp.
          Sr. Sub. Notes
          13.00%, 5/31/98                                    Ca             616      240,266
                                                                                 -----------
               GROUP TOTAL                                                         2,526,266
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (2.3%)
         Advanced Micro Devices, Inc.
          Sr. Secured Notes
          11.00%, 8/1/03                                    Ba1             250      267,500
      (3) Details, Inc.
          Sr. Sub. Notes
          10.00%, 11/15/05                                  N/R             250      261,250
      (3) Flextronics International Ltd.
          Sr. Sub. Notes
          8.75%, 10/15/07                                    B2             300      301,500
         Unisys Corp.
          Sr. Notes
          11.75%, 10/15/04                                   B1             300      347,250
      (3) Verio, Inc.
          Units
          13.50%, 6/15/04                                   N/R             400      540,000

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Viasystems, Inc.
          Sr. Sub. Notes
          9.75%, 6/1/07                                      B3       $     250  $   261,875
      (3) Zilog, Inc.
          Sr. Notes
          9.50%, 3/1/05                                      B2             150      147,375
                                                                                 -----------
               GROUP TOTAL                                                         2,126,750
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (2.9%)
         Belden & Blake Energy Co.
          Series B, Gtd. Sr. Sub. Notes
          9.875%, 6/15/07                                   N/R             200      203,500
         Bellwether Exploration Co.
          Gtd. Sr. Sub. Notes
          10.875%, 4/1/07                                    B3             350      371,000
      (3) Canadian Forest Oil Ltd.
          Gtd. Sr. Sub. Notes
          8.75%, 9/15/07                                     B2             250      255,000
         Cliffs Drilling Co.
          Series D, Gtd. Sr. Notes
          10.25%, 5/15/03                                   N/R             250      270,625
         Dawson Production Services, Inc.
          Sr. Notes
          9.375%, 2/1/07                                     B1             150      154,312
         Dual Drilling Co.
          Gtd. Sr. Sub. Notes
          9.875%, 1/15/04                                  Baa3             250      269,375
         Energy Corp. of America
          Series A, Sr. Sub. Notes
          9.50%, 5/15/07                                     B2             250      250,313
         H.S. Resources, Inc.
          Gtd. Sr. Sub. Notes
          9.25%, 11/15/06                                    B2             250      256,250
         Southwest Royalties, Inc.
          Gtd. Sr. Notes
          10.50%, 10/15/04                                   B3             250      222,500
         TransAmerican Energy
          Sr. Secured Notes
          11.50%, 6/15/02                                    B3             200      199,000
         Wiser Oil Co.
          Gtd. Sr. Sub. Notes
          9.50%, 5/15/07                                     B2             250      243,125
                                                                                 -----------
               GROUP TOTAL                                                         2,695,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (2.9%)
         American Skiing Co.
          Series B, Sr. Sub. Notes
          12.00%, 7/15/06                                    B3             200      224,500
         Bally Total Fitness
          Holding Corp.
          Series B, Sr. Sub. Notes
          9.875%, 10/15/07                                   B3             250      266,250
         Booth Creek Ski Holdings, Inc.
          Series B, Sr. Notes
          12.50%, 3/15/07                                  Caa1             250      258,125
         Cinemark U.S.A., Inc.
          Series D, Sr. Sub. Notes
          9.625%, 8/1/08                                    N/R             200      210,250
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Cobblestone Holdings, Inc.
          Series B, Sr. Notes
          Zero Coupon, 6/1/04                              Caa1       $     300  $   152,250
         Genmar Holdings, Inc.
          Series A, Sr. Sub. Notes
          13.50%, 7/15/01                                  Caa2             500      510,000
         PTI Holdings, Inc.
          Sub. Notes
          Zero Coupon, 12/17/02                             N/R             507      565,210
      (3) Premier Cruises, Ltd.
          Sr. Notes
          11.00%, 3/15/08                                    B3             250      246,875
      (3) Production Resource Group L.L.C./PRG Finance
          Group
          Gtd. Sr. Sub. Notes
          11.50%, 1/15/08                                  Caa2             250      246,563
                                                                                 -----------
               GROUP TOTAL                                                         2,680,023
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.3%)
      (2) Westfed Holdings
          Sr. Debentures
          15.50%, 9/15/99                                   N/R             250      250,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.8%)
         AmeriServ Food Distribution, Inc.
          Gtd. Sr. Notes
          8.875%, 10/15/06                                   B1             250      257,500
         Archibald Candy Corp.
          Gtd. Sr. Secured Notes
          10.25%, 7/1/04                                     B2             250      266,250
         Fleming Companies, Inc.
          Gtd. Sr. Sub. Notes
          10.50%, 12/1/04                                    B3             200      212,500
                                                                                 -----------
               GROUP TOTAL                                                           736,250
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (0.3%)
         Integrated Health Services, Inc.
          Sr. Sub. Notes
          9.25%, 1/15/08                                     B2             250      263,125
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (3.2%)
         Atlantis Group, Inc.
          Sr. Notes
          11.00%, 2/15/03                                    B2             250      266,250
      (3) Golden Ocean Group, Ltd.
          Units
          10.00%, 8/31/01                                    B3             684      524,115
         Haynes International, Inc.
          Sr. Notes
          11.625%, 9/1/04                                    B3             250      283,125
      (8) IHF Holdings, Inc.
          Series B, Sr. Sec.
          Discount Notes
          0.00%, 11/15/04                                  Caa2             250      211,250
         MVE, Inc.
          Sr. Secured Debentures
          12.50%, 2/15/02                                    B3             440      447,700

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Park-Ohio Industries, Inc.
          Sr. Sub. Notes
          9.25%, 12/1/07                                     B2       $     200  $   210,500
         SRI Receivables
          Purchase Co., Inc.
          Series B, Notes
          12.50%, 12/15/00                                  N/R             500      520,000
         Specialty Equipment Companies, Inc.
          Sr. Sub. Notes
          11.375%, 12/1/03                                   B3             450      487,125
                                                                                 -----------
               GROUP TOTAL                                                         2,950,065
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (2.8%)
         Algoma Steel, Inc.
          Yankee First Mortgage Notes
          12.375%, 7/15/05                                   B1             250      297,500
         Bayou Steel Corp.
          First Mortgage Notes
          10.25%, 3/1/01                                     B2             250      257,500
         Gulf States Steel, Inc.
          First Mortgage Notes
          13.50%, 4/15/03                                    B1             250      258,125
      (3) Metallurg, Inc.
          Gtd. Sr. Notes
          11.00%, 12/1/07                                    B3             250      262,500
         NS Group, Inc.
          Gtd. Sr. Secured Debentures
          13.50%, 7/15/03                                   Ba2             150      174,938
         Republic Engineered Steel, Inc.
          First Mortgage Bonds
          9.875%, 12/15/01                                 Caa1             250      252,500
         Sheffield Steel Corp.
          Series B, First Mortgage Notes
          11.50%, 12/1/05                                   N/R             250      260,000
         WCI Steel, Inc.
          Series B, Sr. Secured Notes
          10.00%, 12/1/04                                    B2             250      263,750
         Weirton Steel Corp.
          Sr. Notes
          11.375%, 7/1/04                                    B2             300      324,000
      (3) Wheeling-Pittsburgh Corp.
          Sr. Notes
          9.25%, 11/15/07                                    B2             250      253,750
                                                                                 -----------
               GROUP TOTAL                                                         2,604,563
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (2.9%)
      (3) AEP Industries, Inc.
          Sr. Sub. Notes
          9.875%, 11/15/07                                   B2             400      425,500
         BWAY Corp.
          Gtd. Sr. Sub. Notes
          10.25%, 4/15/07                                    B2             150      162,750
         Container Corp. of America
          Gtd. Sr. Notes
          9.75%, 4/1/03                                      B1             250      268,437
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (8) Crown Packaging
          Enterprises Ltd.
          Yankee Sr. Secured Discount Notes
          0.00%, 8/1/06                                      Ca       $     775  $     7,750
         Four M Corp.
          Series B, Sr. Secured Notes
          12.00%, 6/1/06                                     B3             350      372,313
         Gaylord Container Corp.
          Series B, Sr. Notes
          9.75%, 6/15/07                                     B3             250      256,875
         Plastic Containers, Inc.
          Series B, Sr. Secured Notes
          10.00%, 12/15/06                                   B1             250      276,250
         Radnor Holdings, Inc.
          Series B, Gtd. Sr. Notes
          10.00%, 12/1/03                                    B2             400      421,000
         Riverwood International Corp.
          Gtd. Sr. Sub. Notes
          10.875%, 4/1/08                                  Caa1             250      253,125
      (3) Stone Container Finance Co.
          Yankee Gtd. Sr. Notes
          11.50%, 8/15/06                                    B2             250      262,188
                                                                                 -----------
               GROUP TOTAL                                                         2,706,188
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (1.0%)
      (4) Ainsworth Lumber Co. Ltd.
          Yankee Sr. Secured Notes
          12.50%, 7/15/07                                    B3             250      256,875
         Mail-Well Corp.
          Sr. Sub. Notes
          10.50%, 2/15/04                                    B1             500      537,500
         Malette, Inc.
          Yankee Sr. Secured Debentures
          12.25%, 7/15/04                                   Ba3             150      168,000
                                                                                 -----------
               GROUP TOTAL                                                           962,375
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.9%)
      (3) Ampex Corp.
          Sr. Notes
          12.00%, 3/15/03                                   N/R             250      250,000
      (8) InterAct Systems, Inc.
          Sr. Discount Notes
          0.00%, 8/1/03                                     N/R             400      159,000
   (3)(8) Liberty Group Publishing, Inc.
          Sr. Discount Debentures
          0.00%, 2/1/09                                    Caa1             300      180,375
      (3) T/SF Communications Corp.
          Gtd. Sr. Sub. Notes
          10.375%, 11/1/07                                   B3             250      253,125
                                                                                 -----------
               GROUP TOTAL                                                           842,500
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (4.7%)
      (3) American Restaurant Group Inc.
          Gtd. Sr. Secured Notes
          11.50%, 2/15/03                                    B3             250      258,125

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Casino America, Inc.
          Gtd. Sr. Notes
          12.50%, 8/1/03                                     B1       $     250  $   278,750
         Casino Magic of Louisiana, Corp.
          Series B, Gtd. First Mortgage Notes
          13.00%, 8/15/03                                    B3             600      697,500
         Colorado Gaming & Entertainment, Co.
          Gtd. Sr. Notes
          12.00%, 6/1/03                                    N/R             443      477,998
         Elsinore Corp.
          Second Mortgage Notes
          13.50%, 8/20/01                                   N/R              52       52,000
         Friendly Ice Cream Corp.
          Gtd. Sr. Notes
          10.50%, 12/1/07                                    B1             250      264,375
         HMC Acquisition Properties,
          Series B, Gtd. Sr. Notes
          9.00%, 12/15/07                                   Ba3             450      472,500
         Hollywood Park, Inc.
          Sr. Sub. Notes
          9.50%, 8/1/07                                      B2             200      209,000
         Horseshoe Gaming L.L.C.:
          Series B, Gtd. Sr. Notes
          12.75%, 9/30/00                                    B1             375      416,719
          Series B, Sr. Sub. Notes
          9.375%, 6/15/07                                    B3             500      538,750
         Mohegan Tribal Gaming Authority
          Series B, Sr. Secured Notes
          13.50%, 11/15/02                                  Ba1             200      258,250
         Prime Hospitality Corp.
          Secured First Mortgage Notes
          9.25%, 1/15/06                                    Ba2             250      265,625
         Waterford Gaming L.L.C./ Waterford Gaming
          Finance Corp.
          Sr. Notes
          12.75%, 11/15/03                                  N/R             189      209,081
                                                                                 -----------
               GROUP TOTAL                                                         4,398,673
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (2.8%)
         Brylane L.P.
          Gtd. Sr. Sub. Notes
          10.00%, 9/1/03                                     B1             500      530,000
      (3) County Seat Stores, Inc.
          Units
          12.75%, 11/1/04                                   N/R             250      253,125
         Dairy Mart Convenience Stores, Inc.
          Sr. Sub. Notes
          10.25%, 3/15/04                                    B3             301      300,247
         Great American Cookie Co.
          Series B, Sr. Secured Debentures
          10.875%, 1/15/01                                   B3             500      517,500
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
         Jitney-Jungle Stores of America, Inc.:
          Gtd. Sr. Sub. Notes
          10.375%, 9/15/07                                  N/R       $     250  $   260,000
          Gtd. Sr. Notes
          12.00%, 3/1/06                                     B2             250      285,000
         K Mart Corp.
          Debentures
          7.75%, 10/1/12                                    Ba2             200      200,250
         Pantry, Inc.
          Sr. Sub. Notes
          10.25%, 10/15/07                                   B3             300      310,500
                                                                                 -----------
               GROUP TOTAL                                                         2,656,622
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (14.2%)
         Advanced Radio Telecommunications Corp.
          Sr. Notes
          14.00%, 2/15/07                                  Caa2             250      275,937
      (8) American Communications Services, Inc.
          Sr. Discount Notes
          0.00%, 11/1/05                                    N/R           1,000      855,000
         Concentric Network Corp.
          Units
          12.75%, 12/15/07                                  N/R             250      287,500
      (3) Convergent Communications, Inc.
          Units
          13.00%, 4/1/08                                    N/R             250      251,250
   (3)(8) DTI Holdings, Inc.
          Units
          0.00%, 3/1/08                                     N/R             500      293,750
      (8) Echostar Satellite Broadcasting Corp.
          Sr. Secured Discount Notes
          0.00%, 3/15/04                                     B3             250      229,062
         Fox/Liberty Networks L.L.C.
          Sr. Notes
          8.875%, 8/15/07                                    B1             250      260,000
   (3)(8) GST Telecommunications, Inc.
          Conv. Sr. Sub. Discount Notes
          0.00%, 12/15/05                                   N/R             100       79,250
      (8) GST USA, Inc.
          Gtd. Sr. Discount Notes
          0.00%, 12/15/05                                   N/R             800      667,000
         Geotek Communications, Inc.
          Conv. Sr. Sub. Notes
          12.00%, 12/15/01                                 Caa2             350      199,500
         Globalstar, L.P./Globalstar Capital Corp.
          Sr. Notes
          10.75%, 11/1/04                                    B3             300      309,000
      (8) ICG Holdings, Inc.:
          Gtd. Sr. Discount Notes
          0.00%, 9/15/05                                    N/R             350      298,375
          Gtd. Sr. Exchange Discount Notes
          0.00%, 3/15/07                                    N/R           1,000      706,250

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (8) Intermedia Communications, Inc.:
          Sr. Discount Notes
          0.00%, 7/15/07                                     B2       $     200  $   149,750
          Series B, Sr. Notes
          8.875%, 11/1/07                                    B2             150      160,500
      (3) Iridium L.L.C./Iridium Capital Corp.
          Sr. Notes
          11.25%, 7/15/05                                    B3             250      265,000
      (8) Jordan Telecommunications Products, Inc.
          Series B, Sr. Discount Notes
          0.00%, 8/1/07                                     N/R             250      212,188
      (8) McCaw International Ltd.
          Sr. Discount Notes
          0.00%, 4/15/07                                   Caa1             750      498,750
         McLeod USA, Inc.:
      (8) Sr. Discount Notes
          0.00%, 3/1/07                                      B2             100       76,625
          Sr. Notes
          9.25%, 7/15/07                                     B2             200      214,250
      (8) MetroNet Communications Corp.
          Sr. Discount Notes
          0.00%, 11/1/07                                     B3             350      229,688
         NEXTLINK Communications, Inc.
          Sr. Notes
          12.50%, 4/15/06                                    B3             100      115,625
   (3)(8) Nextel Communications, Inc.
          Sr. Discount Notes
          0.00%, 2/15/08                                     B2             900      576,000
         Orion Network Systems, Inc.
          Gtd. Sr. Notes
          11.25%, 1/15/07                                    B2             250      289,375
      (8) Pagemart Nationwide, Inc.
          Sr. Discount Notes
          0.00%, 2/1/05                                      B3             750      663,750
      (3) Petersburg Long Distance, Inc.:
          Conv. Sub. Notes
          9.00%, 6/1/06                                     N/R              80       98,800
      (8) Units
          0.00%, 6/1/04                                     N/R             560      532,000
   (3)(8) Pinnacle Holdings, Inc.
          Sr. Discount Notes
          0.00%, 3/15/08                                    N/R             100       62,625
   (3)(8) Price Communications Corp./ Price
          Communications Cellular Holdings, Inc.
          Units
          0.00%, 8/1/07                                    Caa1             350      244,563
      (8) PriCellular Wireless Corp.
          Discount Notes
          0.00%, 10/1/03                                     B3             300      321,000
      (8) Qwest Communications International, Inc.
          Sr. Discount Notes
          0.00%, 10/15/07                                    B2             250      183,750
      (3) RCN Corp.
          Sr. Discount Notes
          0.00%, 2/15/08                                     B3             300      188,625
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (3) RSL Communications plc
          Sr. Notes
          9.125%, 3/1/08                                     B3       $     250  $   252,813
         Sprint Spectrum L.P./Sprint Spectrum Finance
          Corp.
          Sr. Notes
          11.00%, 8/15/06                                    B2             450      519,750
         Star Choice Communications, Inc.
          Units
          13.00%, 12/15/05                                   B3             200      209,000
   (3)(8) TCI Satellite Entertainment, Inc.:
          Sr. Sub. Discount Notes
          0.00%, 2/15/07                                   Caa1             150      108,000
          Sr. Sub. Notes
          10.875%, 2/15/07                                 Caa1             300      320,250
         Talton Holdings, Inc. Gtd.
          Sr. Notes
          11.00%, 6/30/07                                    B2             250      275,625
      (8) Teleport Communications Group, Inc.:
          Sr. Discount Notes
          0.00%, 7/1/07                                    Baa3             550      474,375
          Sr. Notes
          9.875%, 7/1/06                                   Baa3             250      285,625
         UNIFI Communications, Inc.
          Sr. Notes
          14.00%, 3/1/04                                    N/R             250      167,187
      (8) USN Communications Inc.
          Units
          0.00%, 8/15/04                                   Caa1             305      250,100
         Western Wireless Corp.
          Sr. Sub. Notes
          10.50%, 2/1/07                                     B3             250      274,687
      (8) WinStar Communications, Inc.
          Sr. Discount Notes
          0.00%, 10/15/05                                  Caa1             400      335,000
                                                                                 -----------
               GROUP TOTAL                                                        13,267,150
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (0.3%)
         Maxim Group, Inc.
          Series B, Gtd. Sr. Sub. Notes
          9.25%, 10/15/07                                    B2             250      253,437
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (2.1%)
         AirTran Airlines, Inc.
          Series B, Gtd. Sr. Notes
          10.50%, 4/15/01                                    B2             500      491,875
         CHC Helicopter Corp.
          Yankee Sr. Sub. Notes
          11.50%, 7/15/02                                    B3             250      268,125
      (3) Ermis Maritime Holdings, Ltd.
          Units
          12.50%, 3/15/06                                    B3             275      277,406
      (3) Trans World Airlines, Inc.
          Sr. Notes
          11.375%, 3/1/06                                  Caa1             250      252,500
         USAir, Inc.
          Sr. Notes
          10.00%, 7/1/03                                     B3             400      423,500

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (3) Ultrapetrol (Bahamas), Ltd.
          Gtd. First Preferred Ship
          Mortgage Notes
          10.50%, 4/1/08                                     B1       $     250  $   250,625
                                                                                 -----------
               GROUP TOTAL                                                         1,964,031
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.3%)
         Allied Waste North America, Inc.
          Gtd. Sr. Sub. Notes
          10.25%, 12/1/06                                    B2             250      278,437
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $56,225,084)                                                              58,821,461
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%)
--------------------------------------------------------------------------------------------
-----------------
         Asset Securitization Corp.
          Series 1996-MD6, Class A6
          7.28%, 11/13/26                                  Baa2             230      237,726
         Drexel, Burnham & Lambert Trust REMIC-PAC,
          Series S, Class 2
          9.00%, 8/1/18                                     Aaa             550      550,037
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $801,075)                                                                    787,763
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (2.3%)
--------------------------------------------------------------------------------------------
-----------------
         Green Tree Financial Corp. Manufactured
          Housing Installment Sale Contracts:
          Series 1993-4,
          Class B1
          7.20%, 1/15/19                                   Baa3           1,043    1,042,020
          Series 1995-6,
          Class A3
          6.65%, 9/15/26                                    Aaa             410      411,792
      (9) Merrill Lynch Home Equity Acceptance Trust,
          Series 1994-A,
          Class A-2
          6.38%, 7/17/22                                     A3             554      550,623
         Nationscredit Grantor Trust, Boat Retail
          Installment Sale Contracts,
          Series 1996-1,
          Class A
          5.85%, 9/15/11                                    Aaa             150      148,093
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $2,168,394)                                                                2,152,528
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (2.1%)
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.0%)
      (1) Pegasus Communications Corp.                                    1,128  $    25,944
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
      (1) OpTel, Inc.                                                       250            3
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.1%)
      (1) Coinstar, Inc.                                                  4,196       38,026
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (1)(5) Westfed Holdings, Inc.
          Class B (acquired 9/20/88, cost $127)                           4,223            0
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.4%)
   (1)(5) Dr. Pepper Bottling Holdings, Inc.
          Class A (acquired 10/21/88, cost $40,500)                      45,000    1,327,500
   (1)(3) Specialty Foods Corp.                                          22,500        2,250
                                                                                 -----------
               GROUP TOTAL                                                         1,329,750
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.2%)
(1)(5)(7) CIC I Acquisition Corp.
          (acquired 10/18/89, cost $1,076,725)                            2,944      200,192
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (1) Sheffield Steel Corp.                                           2,500        6,125
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (0.0%)
      (1) Crown Packaging
          Enterprises Ltd.                                              100,750        1,008
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.2%)
   (1)(3) Mail-Well, Inc.                                                 5,326      201,722
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (1) Casino America, Inc.                                            4,982       14,012
      (1) Colorado Gaming & Entertainment, Co.                            8,822       36,391
      (1) Elsinore Corp.                                                  6,178        9,653
      (1) Motels of America, Inc.                                           250        4,250
                                                                                 -----------
               GROUP TOTAL                                                            64,306
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (0.0%)
   (1)(5) Jewel Recovery L.P.
          (acquired 7/30/93-10/31/97, cost $0)                           33,040            0
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.1%)
      (1) Intermedia Communications, Inc.                                   106        8,440

                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------
      (1) Nextel Communications, Inc.
          Class A                                                           774  $    26,074
      (1) Pagemart Nationwide, Inc.                                       3,500       31,500
                                                                                 -----------
               GROUP TOTAL                                                            66,014
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $1,379,636)                                                                1,933,090
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (4.3%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (1) GPA Group plc
          7% Second Preference Cum. Conv.                               650,000      367,250
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.8%)
      (1) Granite Broadcasting Corp.
          12.75% Cum. Exchangeable                                           12       13,396
      (1) Source Media, Inc.
          13.5% Units                                                     4,000       99,000
   (1)(3) Spanish Broadcasting System, Inc.
          14.25% Cum. Exchangeable                                        5,710      599,550
                                                                                 -----------
               GROUP TOTAL                                                           711,946
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.3%)
         Adelphia Communications Corp.
          13% Cum. Exchangeable, Series B                                 2,500      295,000
      (1) NTL, Inc.
          13% Exchangeable                                                    1        1,252
                                                                                 -----------
               GROUP TOTAL                                                           296,252
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
         Renaissance Cosmetics, Inc.
          14% Cumulative                                                    245       24,500
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(7) West Fed Holdings, Inc.
          Class A (acquired 9/20/88-6/18/93, cost
          $1,203,480)                                                    14,246       14,246
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.7%)
      (1) SD Warren Co.
          14% Cum. Exchangeable, Series B                                13,000      643,500
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.6%)
   (1)(3) Liberty Group Publishing, Inc.
          14.75% Cum. Exchangeable                                        7,000      176,750
         Primedia, Inc.
          10% Cum. Exchangeable, Series D                                 3,500      360,500
                                                                                 -----------
               GROUP TOTAL                                                           537,250
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------

RESTAURANTS, HOTELS & GAMING (0.2%)
      (1) AmeriKing, Inc.
          13% Cum. Exchangable                                            5,681  $   153,387
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.3%)
   (1)(3) Intermedia Communications, Inc.
          7% Jr. Convertible, Series E                                   15,000      530,625
         NEXTLINK Communications, Inc.
          14% Cum. Exchangeable                                           6,886      430,375
      (1) Nextel Communications, Inc.
          13% Exchangeable, Series D                                        265      299,450
                                                                                 -----------
               GROUP TOTAL                                                         1,260,450
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $4,386,790)                                                                4,008,781
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RIGHTS (0.1%)
--------------------------------------------------------------------------------------------
-----------------
      (1) Terex Corp.
          expiring 5/15/02
          (Cost $0)                                                       2,000       40,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
WARRANTS (1.0%)
--------------------------------------------------------------------------------------------
-----------------
      (1) Advanced Radio Telecommunications Corp.
          expiring 2/15/07                                                3,750       80,325
      (1) American Communications Services, Inc.
          expiring 11/1/05                                                1,000      110,000
      (1) American Telecasting, Inc.
          expiring 6/23/99                                                  350            0
      (1) Ampex Corp.
          expiring 3/15/03                                                8,500       14,875
      (1) Australis Holdings Pty Ltd.
          expiring 10/30/01                                                 250            2
      (1) Australis Media Ltd.
          expiring 5/15/00                                                  225            1
      (1) Boomtown, Inc.
          expiring 11/1/98                                                  500            5
      (1) CHC Helicopter Corp.
          expiring 12/15/00                                               2,000        6,000
      (1) Casino America, Inc.
          expiring 5/3/01                                                   882            0
      (1) Cellular Communications International, Inc.
          expiring 8/15/03                                                  700       17,500
      (1) Central Bank of Nigeria
          expiring 11/15/00                                                 500            0
   (1)(7) CHI Energy, Inc.:
          Series B,
          expiring 11/8/03                                                3,790        9,100
         Series C,
          expiring 11/8/05                                                2,459        5,904
   (1)(7) Consolidated Hydro, Inc.
          expiring 12/31/03                                               2,700            0

                                                                        Shares/
                                                                          Units     Value
--------------------------------------------------------------------------------------------
-----------------
      (1) County Seat Stores, Inc.
          expiring 10/15/98                                                 500  $         5
      (1) Crown Packaging Holdings, Ltd.
          expiring 11/1/03                                                1,000          500
      (1) DIVA Systems Corp.
          expiring 5/15/06                                                  900      207,000
      (1) Dairy Mart Convenience Stores, Inc.:
          expiring 5/13/98                                                    1            0
          expiring 12/1/01                                                4,172        2,086
   (1)(5) Elsinore Corp.
          expiring 10/8/98                                                5,329            0
      (1) Great American Cookie Co.
          expiring 1/30/00                                                   90          900
      (1) Hemmeter Enterprises, Inc.
          expiring 12/15/99                                               3,000            0
      (1) In-Flight Phone Corp.
          expiring 8/31/02                                                  500            0
      (1) IntelCom Group, Inc.
          expiring 9/1/05                                                 1,155       28,875
      (1) Interact Systems, Inc.
          expiring 8/1/03                                                   400            0
      (1) Intermedia Communications, Inc.
          expiring 6/1/00                                                   300       48,300
      (1) McCaw International Ltd.
          expiring 4/15/07                                                  750        3,750
      (1) NEXTLINK Communications, Inc.
          expiring 2/1/09                                                 6,000            0
      (1) Nextel Communications, Inc.
          expiring 4/25/99                                                  500        1,445
      (1) Orion Network Systems, Inc.
          expiring 1/15/07                                                  250        3,500
      (1) Price Communications Corp.
          expiring 8/1/07                                                 1,204       12,040
      (1) Purity Supreme
          expiring 8/1/97                                                 1,733            0
      (1) Renaissance Cosmetics, Inc.:
          expiring 4/3/01                                                   200            2
          expiring 8/31/06                                                1,000        1,000
      (1) SD Warren Co. expiring 12/15/06                                 8,000       40,000
      (1) Signature Brands Ltd.
          expiring 8/15/02                                                  500            0
      (1) Spanish Broadcasting Systems:
          expiring 6/29/99                                                  500      175,000
          expiring 6/30/99                                                  500      100,000
      (1) UNIFI Communications
          expiring 3/1/07                                                   250        3,750
      (1) USN Communications, Inc.
          expiring 10/15/04                                               3,050       74,725
      (1) United International Holdings
          expiring 11/15/99                                                 600        7,200
   (1)(3) Wright Medical Technology
          expiring 6/30/03                                                  206       20,588
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $909,640)                                                                    974,378
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
SHORT-TERM INVESTMENTS (0.2%)
--------------------------------------------------------------------------------------------
-----------------
         Federal Home Loan Bank
          Discount Note
          Zero Coupon, 4/1/98
          (Cost $161,000)                                   N/R       $     161  $   161,000
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $66,031,619)                                                              68,879,001
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (25.0%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (4.8%)
--------------------------------------------------------------------------------------------
-----------------
BRAZIL (2.6%)
         Cia. Petroleo Ipiranga S.A.
          Sr. Unsub. Notes
          10.625%, 2/25/02                                  N/R       USD 2,050    2,111,254
         Arisco Produtos
          Alimenticios S.A.
          Gtd. Notes
          10.75%, 5/22/05                                   N/R        USD  280      268,800
                                                                                 -----------
                                                                                   2,380,054
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
INDONESIA (0.5%)
         P.T. Indah Kiat Pulp & Paper Corp.
          Gtd. Global Bonds, Series A
          11.375%, 6/15/99                                 Caa1        USD  500      472,500
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RUSSIA (1.7%)
      (3) AO Sibneft
           Loan Participation Notes
           9.625%, 8/15/00                                  N/R       USD 1,675    1,612,188
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $4,650,526)                                                                4,464,742
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (20.2%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (3.6%)
      (9) Republic of Argentina:
           BOCON PRO1 Notes
           3.154%, 4/1/07                                   Ba3        USD  600      567,096
           Debentures
           6.625%, 3/31/05                                   B1       USD 1,421    1,313,956
      (8) Secured Par Bonds,
           Series L-GP
           5.75%, 3/31/23                                   Ba3       USD 1,900    1,446,115
                                                                                 -----------
                                                                                   3,327,167
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BRAZIL (5.7%)
         Federal Republic of Brazil:
      (8) Capitalization Bonds
          8.00%, 4/15/14                                     B1       USD 2,890    2,432,301

                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
      (9) Debt Conversion Bonds, Series L
          6.75%, 4/15/12                                     B1        USD  750  $   602,245
   (4)(9) MYDFA Trust Certificates
          6.563%, 9/15/07                                   N/R       USD 2,634    2,331,425
                                                                                 -----------
                                                                                   5,365,971
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BULGARIA (0.9%)
      (8) Republic of Bulgaria:
           Discount Note,
           Series A
           6.563%, 7/28/24                                   B2        USD  615      502,762
           Front Loaded Interest Reduction Bonds,
           Series A
           2.25%, 7/28/12                                    B2        USD  500      333,125
                                                                                 -----------
                                                                                     835,887
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ECUADOR (0.4%)
      (8) Government of Ecuador
           Par Bonds
           3.50%, 2/28/25                                    B1             630      344,169
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (3.7%)
         United Mexican States:
          Certificado de Tesoreria
          Zero Coupon, 12/17/98                             N/R        USD  351      351,403
          Global Bonds
          11.50%, 5/15/26                                   Ba2        USD  380      462,650
          Secured Par Bonds, Series W-A
          6.25%, 12/31/19                                   Ba2       USD 2,000    1,759,982
          Secured Par Bonds, Series W-B
          6.25%, 12/31/19                                   Ba2       USD 1,000      848,900
                                                                                 -----------
                                                                                   3,422,935
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RUSSIA (3.7%)
      (8) Bank of Foreign Economic Affairs of the USSR
           (Vnesheconombank)
           Debentures
           3.249%, 12/15/20                                 N/R       USD 1,770    1,124,127
      (9) Republic of Russia
           Interest Notes, Series US
           6.719%, 12/15/15                                 N/R       USD 2,760    1,959,324
           Ministry of Finance
           Unsub. Notes
           10.00%, 6/26/07                                  Ba3        USD  380      362,900
                                                                                 -----------
                                                                                   3,446,351
                                                                                 -----------
                                                                        Face
                                                          Moody's      Amount
                                                          Ratings       (000)       Value
--------------------------------------------------------------------------------------------
-----------------
--------------------------------------------------------------------------------------------
-----------------
SOUTH AFRICA (0.4%)
         Republic of South Africa
          Consolidation Bonds, Series 153
          13.00%, 8/31/10                                  Baa1       USD 1,800      354,197
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
VENEZUELA (1.8%)
         Republic of Venezuela:
      (9) Debt Conversion Bonds, Series DL
          6.813%, 12/18/07                                  Ba2        USD  238  $   216,667
      (9) Front Loaded Interest Reduction Bonds,
          Series A
          6.625%, 3/31/07                                   Ba2        USD  905      821,070
          Unsecured Bonds
          9.25%, 9/15/27                                    Ba2        USD  770      702,625
                                                                                 -----------
                                                                                   1,740,362
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $18,335,214)                                                              18,837,039
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $22,985,740)                                                              23,301,781
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (98.9%)
  (Cost $89,017,359)                                                              92,180,782
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
ASSETS IN EXCESS OF OTHER
LIABILITIES (1.1%)
                                                                                     997,193
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
         Applicable to 8,454,140 issued and outstanding $0.001 par value shares
          (authorized 100,000,000 shares)                                        $93,177,975
                                                                                 -----------
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
NET ASSET VALUE PER SHARE
                                                                                 $     11.02
                                                                                 -----------
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
MARKET PRICE PER SHARE
                                                                                 $     10.31
                                                                                 -----------
                                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
N/R--Not Rated.
TBA--Security is subject to delayed delivery.
  (1)  Non-income producing security.
  (2)  Defaulted security.
  (3)  144A Security. Certain conditions for public sale may exist.
  (4)  Payment in kind bond. Market value includes accrued interest.
  (5)  Restricted as to private and public resale. Total cost of restricted securities at
       March 31, 1998, aggregated $2,320,833. Total market value of restricted securities owned at March 31, 1998 was $1,541,938 or 1.6% of net assets.
  (6)  Private Placement.
  (7)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
  (8)  Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
  (9)  Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at March 31, 1998.

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN

---------

Pursuant to the BEA Strategic Global Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders may elect to have all dividends and distributions, net of any U.S. withholding tax, automatically reinvested in additional shares of the Fund by The Chase Manhattan Bank, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who do not wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund, at Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.
    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.
    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (I.E., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.
    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's common stock on a particular date shall be as determined by or on behalf of the Fund.
    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $1,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the market price that reflects a premium to the Fund's net asset value.
    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to The Chase Manhattan Bank, Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. Deliveries to any other address do not constitute valid delivery.
    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.
    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.
    You may obtain a refund of any voluntary payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.
    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.
    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.
    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.
    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.
    Any notices, questions or other correspondence regarding the Plan should be addressed to The Chase Manhattan Bank, Customer Service Department, 4 New York Plaza, New York, NY 10004. Be sure to include a reference to BEA Strategic Global Income Fund, Inc. or you may call (800) 428-8890.